AB Multi-Asset Real Return Portfolio
AB Multi-Asset Real Return Portfolio
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to maximize real return over inflation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AB Multi-Asset Real Return Portfolio AB Multi-Asset Real Return Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	AB Multi-Asset Real Return Portfolio AB Multi-Asset Real Return Portfolio
Management Fee	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.09%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB Multi-Asset Real Return Portfolio AB Multi-Asset Real Return Portfolio USD ($)
After 1 Year	$ 9
After 3 Years	29
After 5 Years	51
After 10 Years	$ 115

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 194 % of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Portfolio seeks to maximize real return.  Real return is the rate of total return (including income and capital appreciation) after adjusting for inflation.

The Portfolio pursues an aggressive investment strategy involving a variety of asset classes.  The Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity indices during periods of rising inflation.  Under normal circumstances, the Portfolio expects to invest its assets principally in the following instruments that, in the judgment of the Adviser, are affected directly or indirectly by the level and change in rate of inflation: inflation-indexed fixed-income securities, such as TIPS and similar bonds issued by governments outside of the United States, commodities, equity securities, such as commodity-related stocks, real estate securities, utility securities, infra-structure related securities, securities and derivatives linked to the price of other assets (such as commodities, stock indices and real estate), and currencies.  The Portfolio expects its investments in fixed-income securities to have a broad range of any maturity and quality level.

The Portfolio will seek inflation protection from investments around the globe, both in developed and emerging market countries.  In selecting securities for purchase and sale, the Adviser will utilize its qualitative and quantitative resources to determine overall inflation sensitivity, asset allocation, and security selection.  The Adviser assesses the securities' risks and inflation sensitivity characteristics as well as the securities' impact on the overall risk and inflation sensitivity characteristics of the Portfolio.  When its analysis indicates that changes are necessary, the Adviser intends to implement them through a combination of changes to underlying positions and the use of inflation swaps and other types of derivatives, such as interest rate swaps.

The Portfolio anticipates that its targeted investment mix, other than its investments in inflation-indexed securities, will focus roughly equally on commodity-related equity securities, commodities and commodity derivatives, and real estate equity securities to provide a balance between expected return and inflation protection, although the Portfolio may vary its investment allocations among these asset classes, at times significantly. Its commodities investments will include significant exposure to energy commodities, but will also include agricultural products, industrial and precious metals, such as gold.  The Portfolio's investments in real estate equity securities will include real estate investment trusts ("REITs"), other real-estate-related securities, and infrastructure-related securities.

The Portfolio will invest in both U.S. and non-U.S. Dollar-denominated securities.  The Portfolio may invest in currencies for hedging or for investment purposes, both in the spot market and through long- or short-positions in currency-related derivatives.  The Portfolio does not ordinarily expect to hedge its foreign currency exposure because it will be balanced by investments in U.S. Dollar-denominated securities, although it may hedge the exposure under certain circumstances.

The Portfolio may invest in derivatives, such as options, futures contracts, forwards, swap agreements or structured notes.  The Portfolio intends to use leverage for investment purposes through the use of cash made available by derivatives transactions to make other investments in accordance with its investment policies.  In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser will consider factors such as the relative risks and returns expected of potential investments and the cost of such transactions.  The Adviser will consider the impact of derivatives in making its assessments of the Portfolio's risks.  The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.

The Portfolio may seek to gain exposure to physical commodities traded in the commodities markets through investments in a variety of derivative instruments, including investments in commodity index-linked notes.  The Adviser expects that the Portfolio will seek to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Cayman Inflation Pooling Subsidiary, Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the "Subsidiary").  The Subsidiary is advised by the Adviser and has the same investment objective and substantially similar investment policies and restrictions as the Portfolio.  The Subsidiary, unlike the Portfolio, may invest, without limitation, in commodities and commodities-related instruments.  The Portfolio will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests, to the extent of its investment in the Subsidiary.  The Portfolio limits its investment in the Subsidiary to no more than 25% of its net assets.

The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.
PRINCIPAL RISKS
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock, commodity and bond markets fluctuate. The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending .  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Commodity Risk:  Investments in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities.  The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk:  To the extent the Portfolio uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio's investments.
  Liquidity Risk:  Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio Shares.  Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories.  Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange risk may negatively affect the value of the Portfolio's investments or reduce its returns.
  Subsidiary Risk:  By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments, including its investments in commodities.  There is no guarantee that the investment objective of the Subsidiary will be achieved.
  Real Estate Risk:  The Portfolio's investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally.  Investments in REITs may have additional risks.  REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.
  Non-Diversification Risk:  The Portfolio may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect , either negative or positive, on the Portfolio's NAV.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund.  The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

Effective December 31, 2010, the Portfolio changed its name from AllianceBernstein Global Real Estate Investment Portfolio to AllianceBernstein Multi-Asset Real Return Portfolio and eliminated its policy of investing at least 80% of its net assets in equity securities of real estate investment trusts, and other real estate industry companies, such as real estate operating companies. In addition, the Portfolio's portfolio management team was changed. The performance information shown below for periods prior to December 31, 2010 is based on the Portfolio's prior investment strategies and is not indicative of future results.
Bar Chart
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2016 , the year-to-date unannualized return for the Portfolio's shares was 12.92%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 29.38% in the 2nd quarter, 2009; and Worst Quarter was down -30.42% in the 4th quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2015 )
Average Annual Total Returns - AB Multi-Asset Real Return Portfolio	1 Year	5 Years	10 Years
AB Multi-Asset Real Return Portfolio	(18.78%)	(5.94%)	(0.86%)
MSCI ACWI Commodity Producers Index (reflects no deduction for fees, expenses, or taxes)	(25.83%)	(10.12%)	(0.62%)